Annual Total Returns - BLACKROCK GLOBAL DIVIDEND PORTFOLIO (Class K) [BarChart] - Class K - BLACKROCK GLOBAL DIVIDEND PORTFOLIO - Class K	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	9.01%
Annual Return 2011	8.12%
Annual Return 2012	10.31%
Annual Return 2013	19.65%
Annual Return 2014	2.63%
Annual Return 2015	2.66%
Annual Return 2016	6.09%
Annual Return 2017	19.94%
Annual Return 2018	(10.41%)
Annual Return 2019	22.88%